SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 6) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ILS
Revenues:
Revenues as above	$ 636,702	$ 797,031	$ 743,671
Less inter-segment transactions	(285)	(1,150)	(690)
Revenues as per statements of operations	636,417	795,881	742,981
Identifiable assets:
Total assets of operating segments	908,578	685,564
Assets not identifiable to a particular segment	212,161	186,231
Elimination of inter-segment assets and other	0	0
Total assets as per consolidated balance sheets	1,120,739	871,795
Identifiable liabilities:
Total liabilities of operating segments	258,733	249,889
Liabilities not identifiable to a particular segment	207,439	145,751
Elimination of inter-segment liabilities and other	0	0
Total liabilities as per consolidated balance sheets	$ 115,711	$ 395,640		450,000